UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012
Operating revenues
Contract revenues	$ 161.5	$ 147.3	$ 481.6		$ 409.3
Reimbursable revenues	2.6	2.7	10.3		7.2
Other revenues	0.6	5.0	5.8		13.5
Total operating revenues	164.7	155.0	497.7		430.0
Operating expenses
Vessel and rig operating expenses	66.1	59.9	189.5		148.6
Reimbursable expenses	2.3	2.4	9.6		6.5
Depreciation and amortization	23.7	22.0	67.6		52.9
General and administrative expenses	9.2	4.3	21.2		18.1
Total operating expenses	101.3	88.6	287.9		226.1
Net operating income	63.4	66.4	209.8		203.9
Financial items
Interest income	0.8	0	2.2		1.2
Interest expenses	(14.1)	(12.2)	(38.9)		(30.1)
Gain/ (loss) on derivative financial instruments	(5.5)	(2.2)	23.1		(12.7)
Foreign currency exchange gain/(loss)	1.2	(0.5)	0.2		(1.9)
Total financial items	(17.6)	(14.9)	(13.4)		(43.5)
Income before income taxes	45.8	51.5	196.4		160.4
Income taxes	(1.3)	(10.8)	(13.3)		(26.6)
Net income	44.5	40.7	183.1	[1]	133.8
Net income attributable to Seadrill Partners LLC members	14.2	40.7	56.1		133.8
Net income attributable to the non-controlling interest	$ 30.3	$ 0	$ 127.0		$ 0
Earnings per unit (basic and diluted)
Common unitholders (in dollars per share)	0.48	0.00	1.38		0.00
Subordinated unitholders (in dollars per share)	0.13	0.00	1.32		0.00

[1]	The Dropdown Companies’ net loss from January 1 to May 17, 2013 (pre-dropdown) amounted to $1.6 million. The post acquisition net profit (from May 18, 2013 to June 30, 2013) relating to the T-15 in the quarter ended June 30, 2013 was $0.3 million.